Annual Total Returns - Franklin Mutual European Fund [BarChart] - Franklin Mutual Series Funds-31 - Franklin Mutual European Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(8.27%)
Annual Return 2012	17.37%
Annual Return 2013	26.30%
Annual Return 2014	(4.31%)
Annual Return 2015	0.57%
Annual Return 2016	2.12%
Annual Return 2017	10.14%
Annual Return 2018	(11.29%)
Annual Return 2019	21.98%
Annual Return 2020	(6.50%)